Equity - Summary of Movement of Number of Shares and Share Capital (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2021 INR (₨) shares
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares at the beginning (in shares)	3,320,662,007	3,320,662,007	3,320,307,765	3,088,973,894
Shares at the beginning | ₨		₨ 6,641.8	₨ 6,641.1	₨ 6,178.4
Shares issued	682,318	682,318	354,242
Shares issued | ₨		₨ 1.4	₨ 0.7
Shares at the end (in shares)	3,321,344,325	3,321,344,325	3,320,662,007	3,320,307,765
Shares at the end	$ 80.8	₨ 6,643.2	₨ 6,641.8	₨ 6,641.1
Ordinary shares [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Shares issued				231,333,871
Shares issued | ₨				₨ 462.7
'A' Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares at the beginning (in shares)	508,502,896	508,502,896	508,502,896	508,502,896
Shares at the beginning | ₨		₨ 1,017.0	₨ 1,017.0	₨ 1,017.0
Shares at the end (in shares)	508,502,896	508,502,896	508,502,896	508,502,896
Shares at the end	$ 12.4	₨ 1,017.0	₨ 1,017.0	₨ 1,017.0